INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other intangible assets
Balance at the beginning	$ 1,941	$ 0
Balance at the end	1,852	1,941	$ 0
Cost:
Reconciliation of changes in other intangible assets
Balance at the beginning	2,300	0	0
Exchange rate adjustments	0	200	0
Additions	600	600	0
Additions from business combinations	0	1,200	0
Transfer from other items	0	300	0
Balance at the end	2,900	2,300	0
Amortization:
Reconciliation of changes in other intangible assets
Balance at the beginning	(400)	0	0
Transfer from other items	0	(100)	0
Amortization for the year	600	300	0
Balance at the end	$ (1,000)	$ (400)	$ 0